Intangible assets, net	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

11. Intangible assets, net

Intangible assets consisted of the following:

	As of March 31,
	2024	2023
Software	$5,433,967	$5,610,547
Courseware	29,485,462	30,443,609
Copyrights	11,880,830	12,266,906
	46,800,259	48,321,062
Less: accumulated amortization	(38,810,461)	(39,999,028)
Less: impairment	(7,989,798)	(8,067,388)
Intangible assets, net	$—	$254,646

During the years ended March 31, 2024 and 2023, the Group had no pledged intangible assets.

Due to the significant deterioration in general economic conditions during the year ended March 31, 2023, the Company recognized the full impairment loss for the intangible assets related to vocational education, and the impairment loss for the year ended March 31, 2024 and 2023 was $175,802 and $8,051,199 respectively.

Addition to intangible assets for the year ended March 31, 2024 and March 31, 2023 were both nil. There was no disposal of intangible assets for the year ended March 31, 2024 and March 31, 2023.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Amortization expenses were $70,112 and $5,833,439 for the years ended March 31, 2024 and 2023, respectively. The following is a schedule, by fiscal year, of amortization amounts of intangible asset as of March 31, 2024:

2025	$—
2026	—
2027	—
Total	$—